197 Clarendon Street

Boston, Massachusetts 02116

(617) 572-9197

Email: mramirez@jhancock.com

Michael A. Ramirez

Assistant Vice President and Senior Counsel

March 31, 2025

VIA EDGAR

Mr. Sonny Oh

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	John Hancock Life Insurance Company (U.S.A.)
Separate Account A - File No. 811-4834
Initial Form N-6 Registration Statement under the 1933 Act

Mr. Oh:

Conveyed herewith via EDGAR for filing under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(i) of Regulation S-T, is the initial Form N-6 registration statements for John Hancock Life Insurance Company (U.S.A.) Separate Account A (“Registrant”) relating to the Majestic Variable Universal Life 2025 (“MVUL 25”) and a second product preliminarily called Majestic Variable Universal Life 2025 Employer Market (“MVUL 25 EM”) insurance policies to be offered by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA” or the “Depositor”).

Background of Enclosed Filings

The MVUL 25 policy and prospectus is similar to the John Hancock USA Accumulation Variable Universal Life 2025 (“AVUL 25”) policy and prospectus. The separate account interests under the AVUL 25 policy were registered by John Hancock USA Separate Account A, under File Nos. 811-4834 and 333-281927, and the registration was declared effective on or about December 20, 2024. The principal material differences between the AVUL 25 and MVUL 25 products and prospectuses are:

(i)	The inclusion of an Advance Contribution Charge;

(ii)	Removal of the Critical Illness Rider;

(iii)	Certain mutual fund investment options listed in the Appendix.

This filing also includes an initial Form N-6 filing for MVUL 25 EM, a variable universal life policy closely related to MVUL 25. The primary material difference between MVUL 25 and MVUL 25 EM is that MVUL 25 EM is intended to be used in the multi-life, non-group insurance market. Additionally, the fees for certain policy features differs from MVUL 25 and less—but no different—riders are available on MVUL 25 EM. Therefore, we believe that the Staff’s review of MVUL 25 will address the material aspects of both MVUL 25 and MVUL 25 EM.

Matters to be Completed by Pre-Effective Amendment

Registrant will file a pre-effective amendment to address and incorporate comments of the Commission Staff and otherwise complete the enclosed filing prior to effectiveness, including adding the required exhibits and consents, updating the table of investment accounts available under the policy as needed, and adding the audited fiscal year end financial statements for the Registrant and the Depositor.

Request for Selective Review

We hereby request, on behalf of Registrant and the Depositor, that the Staff accord the enclosed registration statement expedited selective review.

Request for Acceleration

An oral request for acceleration of the enclosed filing may be made. The Registrant and its Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

Registrant does hereby acknowledge and agree that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions to either of the following persons: Michael Ramirez at (617) 572-0070 or Lauren Daudelin at (617) 572-9998. Thank you.

Sincerely,

/s/ Michael A. Ramirez